UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI    February, 6 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      96

Form 13F Information Table Entry Total:       $174,405,000



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2901    59900 SH       SOLE                             59900
Agilent Technologies           COM              00846u101      886    16185 SH       SOLE                             16185
Albertson's Inc                COM              013104104      763    28800 SH       SOLE                             28800
Amer Home Prod                 COM              026609107      795    12515 SH       SOLE                             12515
Amgen Inc                      COM              031162100      474     7410 SH       SOLE                              7410
Applebees Int                  COM              037899101     1374    43700 SH       SOLE                             43700
Applera Corp App Biosys - frml COM              038020103      734     7800 SH       SOLE                              7800
Assoc Banc-Corp                COM              045487105     3383   111376 SH       SOLE                            111376
Avery Dennison                 COM              053611109      417     7600 SH       SOLE                              7600
BP Amoco PLC                   COM              055622104     7083   147957 SH       SOLE                            147957
Bank One Corp                  COM              059438101      879    23993 SH       SOLE                             23993
Barnes & Noble                 COM              067774109     1550    58500 SH       SOLE                             58500
Baxter Intl Inc                COM              071813109      371     4200 SH       SOLE                              4200
BellSouth Corp                 COM              079860102      690    16849 SH       SOLE                             16849
Bemis Company                  COM              081437105      847    25250 SH       SOLE                             25250
Borders Group                  COM              099709107     1099    94000 SH       SOLE                             94000
Bristol Myers Squibb           COM              110122108    10238   138473 SH       SOLE                            138473
CVS Corp                       COM              585745102     3461    57751 SH       SOLE                             57751
Cardinal Health                COM              14149Y108      428     4298 SH       SOLE                              4298
CenterPoint Properties         COM              151895109      548    11600 SH       SOLE                             11600
Chevron Corp                   COM              166751107      415     4912 SH       SOLE                              4912
Citigroup Inc                  COM              172967101      414     8100 SH       SOLE                              8100
Clayton Homes                  COM              184190106      584    50800 SH       SOLE                             50800
Compaq Computer Corp           COM              204493100      476    31600 SH       SOLE                             31600
Computer Sciences Corp.        COM              205363104      851    14150 SH       SOLE                             14150
Compuware Corp                 COM              205638109      151    24200 SH       SOLE                             24200
Disney (Walt)                  COM              254687106      226     7800 SH       SOLE                              7800
Duke-Weeks Realty              COM              264411505     1645    66800 SH       SOLE                             66800
El Paso Energy                 COM              283905107     2963    41375 SH       SOLE                             41375
Emerson Elec                   COM              291011104     2368    30050 SH       SOLE                             30050
Equity Residential Properties  COM              29476L107      315     5700 SH       SOLE                              5700
Ericsson LM cl B               COM              294821400      314    28100 SH       SOLE                             28100
Ethan Allen                    COM              297602104     2566    76601 SH       SOLE                             76601
Exxon Mobil Corp               COM              30231g102     7806    89794 SH       SOLE                             89794
First American Bankshares      COM                             828     2300 SH       SOLE                              2300
First Industrial Realty Trust  COM              32054k103      558    16400 SH       SOLE                             16400
Firstar Corp                   COM              33761C103      339    14574 SH       SOLE                             14574
Gannett Inc                    COM              364730101     2289    36300 SH       SOLE                             36300
General Electric               COM              369604103     7674   160088 SH       SOLE                            160088
Genuine Parts                  COM              372460105      544    20777 SH       SOLE                             20777
Grainger W W                   COM              384802104      321     8800 SH       SOLE                              8800
Halliburton Co                 COM              406216101      238     6575 SH       SOLE                              6575
Health Care Realty Tr.         COM              421946104     2810   132224 SH       SOLE                            132224
Heinz H.J. Co                  COM              423074103      585    12335 SH       SOLE                             12335
Hewlett Packard                COM              428236103     2171    68800 SH       SOLE                             68800
Hon Industries                 COM              438092108     2726   106900 SH       SOLE                            106900
Hospitality Properties         COM              44106m102     2919   129030 SH       SOLE                            129030
IBM Corp                       COM              459200101     1578    18564 SH       SOLE                             18564
Illinois Tool Works            COM              452308109     1424    23900 SH       SOLE                             23900
Intel Corp                     COM              458140100     2074    69004 SH       SOLE                             69004
Johnson Controls               COM              478366107     1914    36816 SH       SOLE                             36816
Johnson&Johnson                COM              478160104     4399    41875 SH       SOLE                             41875
Kimberly Clark                 COM              494368103     5026    71100 SH       SOLE                             71100
Kohls Corp                     COM              500255104      232     3800 SH       SOLE                              3800
Liberty Property               COM              531172104     3099   108500 SH       SOLE                            108500
Lucent Tech                    COM              549463107      179    13250 SH       SOLE                             13250
Manpower Inc                   COM              56418H100      566    14900 SH       SOLE                             14900
Marcus Corp                    COM              566330106      197    14225 SH       SOLE                             14225
Marshall & Ilsley              COM              571834100     3055    60100 SH       SOLE                             60100
Masco Corp                     COM              574599106      358    13940 SH       SOLE                             13940
McDonald's Corp                COM              580135101      676    19896 SH       SOLE                             19896
McGraw-Hill                    COM              580645109      410     7000 SH       SOLE                              7000
Merck & Co                     COM              589331107    13246   141480 SH       SOLE                            141480
Meredith Corp                  COM              589433101      251     7800 SH       SOLE                              7800
Microsoft Corp                 COM              594918104      474    10939 SH       SOLE                             10939
Modine Mfg Co                  COM              607828100      380    18333 SH       SOLE                             18333
Motorola Inc                   COM              620076109     1477    72950 SH       SOLE                             72950
Newell Rubbermaid Inc.         COM              651221061     1409    61950 SH       SOLE                             61950
Officemax Inc                  COM              67622m108      666   231800 SH       SOLE                            231800
Penney J C                     COM              708160106      327    30062 SH       SOLE                             30062
Pepsico, Inc.                  COM              713448108     3279    66150 SH       SOLE                             66150
Pfizer Inc                     COM              717081103     2653    57673 SH       SOLE                             57673
Phillips Petroleum Co          COM              718507106     1376    24200 SH       SOLE                             24200
Procter & Gamble               COM              742718109     1766    22513 SH       SOLE                             22513
Qwest Commun Intl (Merged w/ U COM              749121109     1036    25347 SH       SOLE                             25347
Royal Dutch Petro              COM              780257705     3628    59900 SH       SOLE                             59900
SBC Commun Inc.                COM              78387G103     2606    54585 SH       SOLE                             54585
Schlumberger                   COM              806857108     4151    51922 SH       SOLE                             51922
Sprint Corp                    COM              852061100      262    12900 SH       SOLE                             12900
Sysco Corp                     COM              871829107     3165   105500 SH       SOLE                            105500
TECO Energy Inc                COM              872375100     4157   128410 SH       SOLE                            128410
Texas Instruments              COM              882508104      737    15550 SH       SOLE                             15550
Thomas & Betts                 COM              884315102      195    12052 SH       SOLE                             12052
Transocean Sedco Forex         COM              g90078109      442     9610 SH       SOLE                              9610
Tribune Co                     COM              896047107     3691    87350 SH       SOLE                             87350
UNUMProvident Corp             COM              91529y106      508    18902 SH       SOLE                             18902
Unocal Corp                    COM              915289102      313     8100 SH       SOLE                              8100
Verizon Comm. (Frmly GTE & Bel COM                            1001    19968 SH       SOLE                             19968
Vodafone Group PLC             COM              g93882101      560    15630 SH       SOLE                             15630
WPS Resources                  COM              92931B106     1274    34600 SH       SOLE                             34600
Walgreen Co                    COM              931422109     3202    76570 SH       SOLE                             76570
Wallace Computer               COM              932270101     2134   125550 SH       SOLE                            125550
Wells Fargo  10/98 Exch. Norwe COM              949740104     1078    19350 SH       SOLE                             19350
Wisconsin Energy               COM              976657106     2149    95255 SH       SOLE                             95255
WorldCom Inc                   COM              98157d106      232    16525 SH       SOLE                             16525
Xcel Energy Inc                COM              98389b100     1370    47137 SH       SOLE                             47137